Provisions - summary of provisions (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Current provisions	€ 10,483	€ 9,010	€ 9,009
Non-current provisions	5,561	€ 5,770	5,770
Provisions	16,044		14,779
Product warranty and recall campaigns
Disclosure of other provisions [line items]
Current provisions	2,745		2,676
Non-current provisions	4,015		4,049
Provisions	6,760		6,725
Sales incentives
Disclosure of other provisions [line items]
Current provisions	5,999		5,377
Non-current provisions	0		0
Provisions	5,999		5,377
Legal proceedings and disputes
Disclosure of other provisions [line items]
Current provisions	849		125
Non-current provisions	428		551
Provisions	1,277		676
Commercial risks
Disclosure of other provisions [line items]
Current provisions	442		481
Non-current provisions	272		334
Provisions	714		815
Restructuring
Disclosure of other provisions [line items]
Current provisions	134		26
Non-current provisions	31		44
Provisions	165		70
Other risks
Disclosure of other provisions [line items]
Current provisions	314		324
Non-current provisions	815		792
Provisions	€ 1,129		€ 1,116